Securities Held-to-Maturity	12 Months Ended
Dec. 31, 2011
Securities Held-to-Maturity
(4)	Securities Held-to-Maturity

The following is a comparative summary of mortgage-backed securities held-to-maturity at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSE	$629	$43	$—	$672
Real estate mortgage investment conduits (REMICs):
GSE	2,988	111	—	3,099

Total securities held-to-maturity	$3,617	$154	$—	$3,771

	2010
	Amortized	Gross	Gross	Estimated
Mortgage-backed securities:
Pass-through certificates:
GSE	$854	$45	$—	$899
Real estate mortgage investment conduits (REMICs):
GSE	4,206	168	—	4,374

Total securities held-to-maturity	$5,060	$213	$—	$5,273

The Company did not sell any held-to-maturity securities during the years ended December 31, 2011, 2010 and 2009.

The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the collateralized mortgage obligation or other securities deteriorates and our credit enhancement levels do not provide sufficient protections to our contractual principal and interest. As a result, there is a risk that significant other-than-temporary impairments may occur in the future given the current economic environment.